Equity Investments Without Readily Determinable Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Schedule of Equity investments without Readily Determinable Fair Value Investment
	December 31,
	2019	2020
Beginning balance	$1,631,892	$1,605,459
Acquisitions	—	—
Observable price changes	—	—
Impairment on investments	—	(449,432)
Exchange difference	(26,433)	85,371
Ending balance	$1,605,459	$1,241,398